Taxation (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended								24 Months Ended	36 Months Ended	12 Months Ended							24 Months Ended	12 Months Ended						24 Months Ended	12 Months Ended			36 Months Ended	24 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2010 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2011 Hong Kong NetEase Hong Kong	Dec. 31, 2010 Hong Kong NetEase Hong Kong	Dec. 31, 2011 Hong Kong Ujia Hong Kong	Dec. 31, 2010 Hong Kong Ujia Hong Kong	Dec. 31, 2011 Hong Kong StormNet IT HK	Dec. 31, 2010 Hong Kong StormNet IT HK	Mar. 31, 2007 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2009 People's Republic of China	Dec. 31, 2007 People's Republic of China	Dec. 31, 2011 People's Republic of China NetEase Beijing	Dec. 31, 2010 People's Republic of China NetEase Beijing	Dec. 31, 2009 People's Republic of China NetEase Beijing	Dec. 31, 2010 People's Republic of China NetEase Beijing Software Enterprises	Dec. 31, 2013 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2011 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2011 People's Republic of China Guangzhou Interactive	Dec. 31, 2010 People's Republic of China Guangzhou Interactive	Dec. 31, 2009 People's Republic of China Guangzhou Interactive	Dec. 31, 2009 People's Republic of China Guangzhou Interactive Software Enterprises	Dec. 31, 2011 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2010 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2009 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2013 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2011 People's Republic of China Boguan	Dec. 31, 2010 People's Republic of China Boguan	Dec. 31, 2009 People's Republic of China Boguan	Dec. 31, 2010 People's Republic of China Boguan Software Enterprises	Dec. 31, 2009 People's Republic of China Boguan Software Enterprises	Dec. 31, 2011 People's Republic of China Boguan HNTEs	Dec. 31, 2013 People's Republic of China Boguan HNTEs	Dec. 31, 2011 People's Republic of China NetEase Hangzhou	Dec. 31, 2010 People's Republic of China NetEase Hangzhou	Dec. 31, 2009 People's Republic of China NetEase Hangzhou	Dec. 31, 2011 People's Republic of China NetEase Hangzhou	Dec. 31, 2013 People's Republic of China NetEase Hangzhou HNTEs	Dec. 31, 2011 People's Republic of China Guangzhou Information	Dec. 31, 2010 People's Republic of China Guangzhou Information	Dec. 31, 2014 People's Republic of China Guangzhou Information Software Enterprises	Dec. 31, 2011 People's Republic of China Hangzhou Langhe	Dec. 31, 2010 People's Republic of China Hangzhou Langhe	Dec. 31, 2014 People's Republic of China Hangzhou Langhe Software Enterprises	Dec. 31, 2011 People's Republic of China Wangyibao	Dec. 31, 2015 People's Republic of China Wangyibao Software Enterprises
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%				30.00%
Local enterprise income tax rate (as a percent)																3.00%
Transition period (in years)													5 years
Preferential Software Enterprise tax rate (as a percent)																																		12.50%	12.50%
Reduction of tax rate (as a percent)																				10.00%	15.00%	15.00%				10.00%	15.00%	15.00%	15.00%	15.00%				10.00%	10.00%	15.00%	15.00%				12.50%	15.00%
Percentage of tax deduction																																		50.00%	50.00%										50.00%			50.00%		50.00%
Increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions
Aggregate amount of effect of Enterprise Income Tax exemptions and tax rate reductions													559,032	376,720	283,910		38,105	32,293	70,582				25,465	25,465	38,276						132,650	137,188	130,904					158,522	74,882	44,148			146,257	67,421		54,617	39,471		3,416
Earnings per share effect, basic (in CNY per share), of Enterprise Income Tax exemptions and tax rate reductions													0.17	0.12	0.09
Earnings per share effect, diluted (in CNY per share), of Enterprise Income Tax exemptions and tax rate reductions													0.17	0.12	0.09